Borrowings (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total debt	$ 404,280	$ 494,209
Financial liability	90,086	24,842
Total borrowings	494,366	519,051
Less: Long-term unamortized discount	0	(6,629)
Less: Current portion of long-term borrowings, net	(59,780)	(26,804)
Less: Deferred finance costs, net	(5,338)	(4,937)
Long-term borrowings, net	429,248	480,681
Term Loan B facility
Debt Instrument [Line Items]
Total debt	0	418,538
Credit facilities
Debt Instrument [Line Items]
Total debt	$ 404,280	$ 75,671